Consolidated Balance Sheets		May 31, 2026 USD ($)	May 31, 2025 USD ($)
Current assets:
Cash and cash equivalents		$ 9,198	$ 288,590
Contract receivable, net		2,648,771	2,118,653
Contract assets, net		409,237	41,981
Retention receivable, net		235,345	15,690
Prepayments, deposits and other receivables, net		75,257	35,026
Tax recoverable		39,802
Total current assets		3,417,610	2,499,940
Non-current assets:
Property and equipment, net		814,597	851,411
Property and equipment under finance lease, net		114,990	371,015
Operating lease right-of-use assets, net		236,666	95,130
Investment in life insurance policy, net		76,453
Deferred offering costs		373,830
Deposits, net		11,627	28,278
Total non-current assets		2,861,202	2,321,629
TOTAL ASSETS		6,278,812	4,821,569
Current liabilities:
Bank loans, current		199,777	186,269
Other loans		145,982	178,551
Accounts payable		657,561	655,348
Accrued liabilities		471,051	305,552
Income tax payable			129,583
Finance lease liabilities, current		19,456	130,725
Operating lease liabilities, current		103,199	52,453
Total current liabilities		2,807,570	2,034,268
Non-current liabilities:
Bank loans, non-current		2,239,629	1,648,129
Deferred tax liabilities, net		86,548	109,964
Finance lease liabilities, non current			19,445
Operating lease liabilities, non current		134,277	46,097
Total non-current liabilities		2,460,454	1,823,635
TOTAL LIABILITIES		5,268,024	3,857,903
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS’ EQUITY
Ordinary shares of USD0.0001 par value, 500,000,000 shares authorized, 13,500,000 shares issued and outstanding as of May 31, 2026 and 2025 respectively	[1]	1,350	1,350
Subscription receivable		(1,350)	(1,350)
Additional paid-in capital		13	13
Retained earnings		1,018,093	971,313
Accumulated other comprehensive loss		(7,318)	(7,660)
Total Shareholders’ Equity		1,010,788	963,666
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY		6,278,812	4,821,569
Nonrelated Party [Member]
Non-current assets:
Retention receivable, net		1,233,039	826,144
Current liabilities:
Contract liabilities			78,996
Related Party [Member]
Non-current assets:
Retention receivable, net			149,651
Current liabilities:
Contract liabilities			315,888
Shareholder [Member]
Current liabilities:
Amount due to a shareholder		$ 1,210,544	$ 903

[1]	Shares presented on a retrospective basis to reflect the restructuring (see Note 18)